Vanguard US Quality Factor ETF N-1A Supplement	Nov. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard U.S. Quality Factor ETFVanguard U.S. Value Factor ETFSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusesImportant Changes to the FundsThe board of trustees of the Vanguard Wellington™ Fund has approved updating the investment strategy for Vanguard U.S. Quality Factor ETF and Vanguard U.S. Value Factor ETF (the “Funds”). The investment objectives of the Funds remain unchanged.Prospectus and Summary Prospectus Text Changes for Vanguard U.S. Quality Factor ETFThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by selecting stocks with strong fundamentals as determined by the advisor. The Fund’s portfolio includes a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve exposure to securities with strong fundamentals subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. quality stocks. For purposes of the 80% policy, a U.S. quality stock is any stock issued by a U.S. company that, the advisor, through a rules-based quantitative model, determines to have strong fundamentals. Securities with relatively strong fundamentals may be identified by measures such as strong profitability, sustainable earnings, and healthy balance sheets. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.Prospectus and Summary Prospectus Text Changes for Vanguard U.S. Value Factor ETF The following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing primarily in U.S. common stocks with the potential to generate higher returns relative to the broad U.S. equity market by selecting stocks with relatively lower share prices relative to fundamental values as determined by the advisor. The Fund’s portfolio includes a diverse mix of companies representing many different market sectors and industry groups. The advisor uses a rules-based quantitative model to evaluate all of the securities in an investment universe comprised of U.S. large-, mid-, and small-capitalization stocks and to construct a U.S. equity portfolio that seeks to achieve exposure to securities with lower prices relative to fundamental measures of value subject to a rules-based screen designed to promote diversification and to mitigate exposure to certain less liquid stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. value stocks. For purposes of the 80% policy, a U.S. value stock is any stock issued by a U.S. company that the advisor, through a rules-based quantitative model, determines to have a lower price relative to fundamental measures of value. Stocks with lower prices relative to fundamental measures of value may be identified by measures such as book to price and earnings to price ratios. A U.S. company is a company organized under the laws of the United States, that maintain their principal place of business in the United States, whose primary country of risk is the United States, or that have their primary listing in the United States.